MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Tables) [Line Items]
Marketable Securities [Table Text Block]	Marketable securities of the Company represent the shares received as a payment from clients for services provided.

Marketable securities	Value as of September 30, 2014	Value as of December 30, 2013
Shares received as a payment from client	$176,400	$184,800
Securities from MJ Holdings, Inc.	31,625	-
Total marketable securities	$208,025	$184,800

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	The following data were introduced in the model in order to assess the value of the warrants assuming that the Company expects to keep the warrants for six months:

Black-Scholes Calculator Data	Initial Valuation and Recognition
	#1	#2	#3	#4	#5
Warrant
Stock price, $	8.69	4.00	8.00	6.15	2.01
Exercise price, $	6.41503521	8.454933	7.874619	6.953694	3.534120
Time to maturity, Years	0.5	0.5	0.5	0.5	1.0
Annual risk-free rate, %	0.05	0.05	0.05	0.05	0.04
Annualized volatility, %	70.0	70.0	70.0	70.0	70.0
Black-Scholes Value per warrant, $	2.876	0.080	1.616	0.918	0.214
Number of warrants/shares	33,333	33,333	33,333	33,333	33,333
Total value of warrants/shares, $	95,866	2,666	53,867	30,600	7,133
Fair Value of Warrants	As of September 30, 2014
	#2	#3	#4	#5
Warrant
Stock price, $	2.01	2.01	2.01	2.01
Exercise price, $	8.454933	7.874619	6.953694	3.534120
Time to maturity, Years	1.0	1.0	1.0	1.0
Annual risk-free rate, %	0.13	0.13	0.13	0.13
Annualized volatility, %	70.0	70.0	70.0	70.0
Black-Scholes Value per warrant, $	0.019	0.025	0.038	0.214
Number of warrants/shares	33,333	33,333	33,333	33,333
Total value of warrants/shares, $	633	834	1,267	7,133

Customer Advances And Deposits, Current [Table Text Block]	Advance payments from customers are recorded as customer deposits on the balance sheet.

Customer deposits	September 30, 2014	December 31, 2013
Advance payments from customers	$512,050	$127,550
Advance payments for vaporizers	75,038	75,636
Total customer deposits	$587,088	$203,186
Advance payments from customers are recorded as customer deposits on the balance sheet.

	2013	2012
Advance payments from customers	$127,550	$-
Prepaid sales of vaporizers	75,636
Total customer deposits	$203,186	$-

Warrant [Member]
MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Tables) [Line Items]
Marketable Securities [Table Text Block]	The following table represents the initial recognition value and subsequent adjustment as of reporting date:

Warrants	Initial Fair Value	Fair Value at Conversion	Gain or (Loss)	Fair Value as of September 30, 2014
Warrant #1	$95,866	$(94,719)	$(1,147)	$-
Conversion of the Warrant #1 to 10,825 shares	-	94,719	(72,961)	21,758
Warrant #2	2,666		(2,033)	633
Warrant #3	53,867		(53,033)	834
Warrant #4	30,600		(29,333)	1,267
Warrant #5	7,133		-	7,133
Total	$190,132	$-	$(158,507)	$31,625